Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	TFS CAPITAL INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001283381
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
TFS Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSMX
Risk/Return	rr_RiskReturnHeading	TFS MARKET NEUTRAL FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

TFS MARKET NEUTRAL FUND seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which we define as the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than the movement of U.S. equity market.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 703% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	703.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Market Neutral Definition: The Fund employs a “market neutral” strategy, which is defined by TFS Capital LLC (the “Adviser” or “TFS”) as a strategy designed to generate returns that have a low correlation to the U.S. equity market. Consequently, the Adviser will actively manage the Fund’s holdings in an effort to maintain a low correlation to the movements of the U.S. equity market. The Fund does not seek to adhere to any other definition of market neutrality including, but not limited to, dollar neutrality, beta neutrality, capitalization neutrality or sector neutrality.

Techniques for Maintaining Market Neutrality: The Fund seeks to minimize overall U.S. equity market risk by taking both long and short positions in U.S. common stocks. The Fund will generally own a diversified portfolio of common stocks and will maintain a short position in a different diversified portfolio of common stocks. The Fund will primarily invest in common stocks and, to a lesser degree, in registered investment companies.

When the Fund is selling securities short it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the securities sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Types of Securities Utilized: The Fund will primarily invest in common stocks that are traded on U.S. exchanges. The Fund will not be limited to selecting common stocks within a specific market capitalization, sector or style (e.g., growth vs. value). The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles, capitalizations, and sectors. The Fund expects that the average capitalization of the portfolio will be in the “Small” to “Mid” capitalization range ($500 million to $5 billion market capitalization). The sector weightings, average capitalization and style classification are not intended to be static and will vary over time.

The Fund may commit up to 25% of its net assets (including both long and short positions) in other registered investment companies (“RICs”). RICs include, among others, open-end mutual funds, closed-end funds and exchange-traded funds, and incur management fees and other operating expenses. Exchange-traded funds generally consist of portfolios of stocks which closely track the performance and dividend yield of an index, either broad based, sector or international. Exchange-traded funds trade like common stocks and can be bought and sold throughout a trading day. The Fund expects at this time that the majority of its investments in RICs will be in closed-end funds. A closed-end fund is a fund that has a set number of shares outstanding and trades like a stock on a stock exchange. Closed-end funds may trade at their net asset value; however, they typically trade at either a discount or premium to the underlying net asset value of the securities held by the closed-end fund. The Adviser believes that certain inefficiencies exist with the pricing of closed-end funds and that these inefficiencies provide potential investment opportunities for the Fund. In the Adviser’s opinion these inefficiencies are likely the result of short-term imbalances in supply and demand for the shares of a closed-end fund. Based on these perceived imbalances, the Adviser will either buy the closed-end fund or, in the alternative, sell short the closed-end fund. For example, where the Adviser believes demand is going to increase the Adviser will buy the closed-end fund or, in the situation where the Adviser believes demand is going to decrease, the Adviser will sell short the closed-end fund.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the overall U.S. equity market. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks (long positions) that it expects to outperform the overall U.S. equity market and will also sell short securities that it expects to underperform the overall U.S. equity market. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Frequent Position Rebalancing: Each quantitative model developed by the Adviser is designed to rebalance at a predetermined time interval. However, not all models will necessarily rebalance on the same time interval. Consequently, because multiple models may dictate trading decisions on a portion of the overall portfolio, different portions of the portfolio may rebalance at different time intervals. Moreover, the share of the overall portfolio assigned to each model may change over time resulting in more or less frequent rebalancing. It should be noted that although the models are designed to rebalance at a predetermined time interval, the Adviser may open and close positions, at its sole discretion, and will frequently do so for operational and other reasons. The models are generally designed to rebalance on a daily, weekly, monthly or quarterly basis. At each interval, each individual model will re-rank the target universe of U.S. common stocks in order to determine what trades are required on that portion of the overall portfolio. Typically, rebalancing results in the Adviser selling, or covering in the case of short positions, only a small portion of the Fund’s portfolio and replacing them with new securities. The Adviser believes that there are significant benefits to frequently evaluating its models and rebalancing the Fund’s portfolio as suggested by the models. Consequently, the Fund expects to engage in frequent portfolio transactions that will result in a portfolio turnover that is significantly higher than that of most other mutual funds. The Adviser anticipates that the Fund’s annual portfolio turnover rate will normally not exceed 1,000%.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. The investment strategies used by the Fund are highly speculative and involve a high degree of risk. Below are the principal risks of an investment in this Fund.

Market Neutral Style Risk – During a “bull” market, when most equity securities and long-only mutual funds are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and many other mutual funds. This underperformance is an expected effect of the ongoing hedging techniques that are a core component of the Fund’s strategy.

Short Sale Risk – Short sales are transactions in which the Fund sells a stock it does not own. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The Fund’s investments in shorted stocks are more risky than its investments in its long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, theoretically there is no limit on the amount of losses that the Fund could incur with respect to securities sold short. Before investing in the Fund, you should completely consider these risks.

The Fund will incur increased transaction costs associated with selling securities short. In addition, when the Fund is selling stocks short, it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the stocks sold short less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs.

Risks of Investments in RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end or exchange traded fund is subject to the risk that the fund may trade at prices significantly different from the fund’s net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

Risks of Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than the larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover. High rates of portfolio turnover could lower performance of the Fund due to increased trading costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Tax Inefficiency Risk – In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection.  Given this investment process and the high rate of trading in a Fund’s portfolio, the Adviser seeks out opportunities to gain efficiencies by automating the investment process.  That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of a Fund.  The Adviser's extensive use of its quantitative models and proprietary software presents certain additional risks.  Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete.  Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser.  If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to a Fund, including a decline in a Fund’s net asset value.  The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Market Neutral Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_market_neutral_mutual_fund.asp or by calling 1-888-534-2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Market Neutral Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-534-2001
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tfscapital.com/products/tfs_market_neutral_mutual_fund.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 10.28% during the quarter ended December 31, 2006 and the lowest return for a quarter was -13.60% during the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.60%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

TFS Market Neutral Fund | Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	2.28%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)	rr_OtherExpensesOverAssets	2.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	466
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,402
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,345
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,732
2005	rr_AnnualReturn2005	5.87%
2006	rr_AnnualReturn2006	24.19%
2007	rr_AnnualReturn2007	11.49%
2008	rr_AnnualReturn2008	(7.29%)
2009	rr_AnnualReturn2009	16.64%
2010	rr_AnnualReturn2010	6.23%
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | Market Neutral Fund | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
5 Years	rr_AverageAnnualReturnYear05	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | Market Neutral Fund | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Market Neutral Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2004
TFS Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSSX
Risk/Return	rr_RiskReturnHeading	TFS SMALL CAP FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	TFS SMALL CAP FUND seeks long-term capital appreciation. In addition, it seeks to outperform the Russell 2000® Index.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 657% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	657.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table on the previous page. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of “small cap companies.” A small cap company is defined by the Adviser as a company whose market capitalization, at the time of purchase, is no larger than that of the largest company included in the Russell 2000® Index and no smaller than that of the smallest company included in the Russell 2000® Index. The Fund is not managed to maintain a dollar weighted average market capitalization. Therefore, the Fund may have a greater percentage of its assets in companies at the upper or lower range for small cap companies, as defined by the Fund.

Types of Securities Utilized: The Fund will primarily invest in common stocks of small cap companies that are traded on U.S. exchanges. The starting population of securities that will be analyzed by the Adviser may include all listed U.S. common stocks that are no larger than the upper end of the universe of “small cap companies” as defined above. The Fund is not sector or style (e.g., growth vs. value) specific. Consequently, the portfolio of common stocks selected for investment by the Adviser is expected to contain a diverse range of equity styles and sectors. The sector weightings and style classification are not intended to be static and will vary over time.

Quantitative Stock Selection Models: The Adviser utilizes a quantitative and objective investment decision-making process to select individual common stocks for the Fund. The Adviser has developed proprietary “stock-selection” models that are intended to predict the future performance of individual stocks relative to the Russell 2000® Index. These models were developed through extensive historical analysis of stock-screening variables. The models may include fundamental and technical variables, as well as macro-economic indicators. The exact variables utilized are deemed to be proprietary and the Adviser believes it may be in the best interest of the Fund to not disclose these variables. With the assistance of multiple trading models, the Adviser will purchase common stocks that it expects to outperform the Russell 2000® Index. While the Adviser will rely heavily on its proprietary models for making investment decisions, it does have the ability to exercise discretion and override the models when deemed appropriate.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund carries risk and, if you invest in the Fund, you may lose money. Below are the principal risks of an investment in this Fund.

Small Cap Stocks – Small cap stocks typically are more volatile and less liquid than larger cap stocks. Small cap companies may have a shorter history of operations and may lack depth of management. Small cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. Securities of smaller companies may have more limited trading markets than larger companies. These risks are more prominent in the lower end of the capitalization range for the Fund’s small cap companies.

Market Risk – The risk of losing money due to general market movements is called market risk. Given that stock prices can be extremely volatile, the Fund’s share price may be subject to extreme fluctuations. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company’s own unique prospects.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Quantitative Strategy Risk – The quantitative models used by the Adviser may be similar to the models used by other quantitative managers. To the extent that they are similar, the Fund’s price movements may have a high degree of correlation to other quantitative funds. This potential portfolio overlap with other quantitative funds could lead to periods of high volatility, especially in the event that other managers choose to rapidly sell securities or close short positions.

High Portfolio Turnover Risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund’s investment strategies are expected to involve frequent trading which leads to high portfolio turnover. High rates of portfolio turnover could lower performance of the Fund due to increased trading costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Transaction Cost Risk – Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of portfolio turnover, the Fund will likely incur higher brokerage and custody charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

Tax Inefficiency Risk – In addition to the potential for large capital gain distributions, it is expected that most or all of the gains distributed will be categorized as short-term capital gains, which are subject to higher tax rates than long-term capital gains. Given the tax-inefficiency of the Fund, shareholders should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

Investment Model and Computer Software Risk – The Adviser relies heavily on quantitative investment models to assist with security selection.  Given this investment process and the high rate of trading in a Fund’s portfolio, the Adviser seeks out opportunities to gain efficiencies by automating the investment process.  That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate securities as needed for portfolio rebalancing and execute the trades on behalf of a Fund.  The Adviser's extensive use of its quantitative models and proprietary software presents certain additional risks.  Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete.  Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser.  If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to a Fund, including a decline in a Fund’s net asset value.  The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund carries risk and, if you invest in the Fund, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Small Cap Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown reflects fee reductions and expense reimbursements by the Adviser; without such fee reductions and expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available at www.tfscapital.com/products/tfs_small_cap_fund.asp or by calling 1-888-534-2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Small Cap Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-534-2001
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.tfscapital.com/products/tfs_small_cap_fund.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 32.35% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.97% during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.97%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

TFS Small Cap Fund | Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	1.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Less Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses after Management Fee Reductions	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	551
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	949
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,062
2007	rr_AnnualReturn2007	4.96%
2008	rr_AnnualReturn2008	(38.44%)
2009	rr_AnnualReturn2009	65.40%
2010	rr_AnnualReturn2010	28.95%
1 Year	rr_AverageAnnualReturnYear01	28.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | Small Cap Fund | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | Small Cap Fund | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006
TFS Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2006

[1]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of the Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 2.50% of the Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 2.50% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses and extraordinary expenses, including the costs of a merger involving the Fund. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to a Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund. During the fiscal year ended October 31, 2010, the Adviser recouped $258,579 of previous fee reductions from the Fund.
[2]	The Adviser has contractually agreed to reduce Management Fees and to absorb the Fund's other operating expenses (for the life of Fund) to the extent necessary to limit annual ordinary operating expenses to an amount not exceeding 1.75% of the Small Cap Fund's average daily net assets. Management Fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the ordinary operating expenses of the Fund to exceed the 1.75% limit. Ordinary operating expenses includes all Fund expenses except brokerage, taxes, borrowing costs, Acquired Fund Fees and Expenses and extraordinary expenses, including the costs of a merger involving the Fund. The Adviser's right to receive repayment of any Management Fee reductions and/or expense reimbursements terminates if the Adviser ceases to serve as investment adviser to the Fund. This agreement may be terminated by either the Fund or the Adviser upon not less than 60 days prior written notice to the other party, provided, however, that (1) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (2) the agreement will terminate automatically as to a Fund if, and when, the Adviser ceases to serve as investment adviser of the Fund.